Debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Debt

Debt

	$ million
	Dec 31, 2023			Dec 31, 2022
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	5,288	4,643	9,931	4,620	4,381	9,001
Short-term debt	845		845	1,026		1,026
Long-term debt due within 1 year	4,443	4,643	9,086	3,594	4,381	7,975
Non-current debt	48,544	23,066	71,610	51,532	23,262	74,794
Total	53,832	27,709	81,541	56,152	27,643	83,795
[A]Further analysis of lease liabilities is provided in Note 21.

Schedule of Net Debt

Net debt

					$ million
	(Asset)/liability
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 17)	Net debt*
At January 1, 2023	9,001	74,794	1,288	(40,246)	44,837
Cash flow	(9,617)	(215)	723	1,778	(7,331)
Lease additions [A]	1,021	3,321			4,342
Other movements	9,619	(7,184)	(481)	—	1,954
Currency translation differences and foreign exchange (gains)/losses	(93)	894	(755)	(306)	(260)
At December 31, 2023	9,931	71,610	775	(38,774)	43,542
At January 1, 2022	8,218	80,868	440	(36,970)	52,556
Cash flow	(7,618)	(254)	(1,799)	(4,012)	(13,683)
Lease additions [A]	1,111	4,077			5,188
Other movements	7,560	(7,883)	1,393	—	1,070
Currency translation differences and foreign exchange (gains)/losses	(270)	(2,014)	1,254	736	(294)
At December 31, 2022	9,001	74,794	1,288	(40,246)	44,837
[A]Further analysis of lease liabilities is provided in Note 21.

Schedule of Borrowing Facilities and Amounts Undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	9,920	9,920	9,920	9,920
* Non-GAAP measure (see page 329).

Schedule of Difference in Contractual Cash Flows for Debt Excluding Lease Liabilities with the Carrying Amount

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	4,292	6,194	3,856	2,489	5,442	30,049	52,322	(567)	51,755
EMTN	3,042	3,444	1,106	2,489	3,942	7,649	21,672	(414)	21,258
US shelf	1,250	2,750	2,750	—	1,500	22,400	30,650	(153)	30,497
Bank and other borrowings	1,060	230	73	346	53	316	2,078	(1)	2,077
Total (excluding interest)	5,352	6,424	3,929	2,835	5,495	30,365	54,400	(568)	53,832
Interest	1,569	1,452	1,285	1,207	1,177	13,366	20,056

2022

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,365	4,184	6,054	3,817	2,400	35,005	54,825	(1,210)	53,615
EMTN	865	2,934	3,304	1,067	2,400	11,105	21,675	(936)	20,739
US shelf	2,500	1,250	2,750	2,750	—	23,900	33,150	(274)	32,876
Bank and other borrowings	1,229	335	64	156	63	704	2,551	(14)	2,537
Total (excluding interest)	4,594	4,519	6,118	3,973	2,463	35,709	57,376	(1,224)	56,152
Interest	1,669	1,574	1,463	1,314	1,233	14,757	22,010